FINANCIAL ITEMS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Interest income from cash and cash equivalents	[1]	$ 2,700	$ 1,600	$ 200
Exchange rate adjustments, including gain from forward exchange rate contracts		600	2,700	2,600
Total		3,302	4,255	2,814
Financial expenses
Interest expenses on mortgage and bank debt	[1]	35,700	33,300	29,600
Exchange rate adjustments, including loss from forward exchange rate contracts		100	3,200	2,500
Commitment fee		2,600	2,400	1,600
Other financial expenses		900	1,700	3,600
Total		39,345	40,601	37,333
Total financial items		$ (36,000)	$ (36,300)	$ (34,500)

[1]	Interest for financial assets and liabilities not at fair value through profit and loss.